UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.6%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------      ----------
AUTO & TRANSPORTATION -- 7.1%
    Alexander & Baldwin ........................           9,700      $  479,568
    Double Hull Tankers ........................          14,000         210,560
    Eagle Bulk Shipping ........................          12,400         225,060
    Ultrapetrol Bahamas* .......................          16,700         253,506
    Wabtec .....................................          14,949         478,667
                                                                      ----------
                                                                       1,647,361
                                                                      ----------
CONSUMER DISCRETIONARY -- 7.8%
    Dillard's, Cl A ............................          13,500         463,590
    Liz Claiborne ..............................          10,400         461,760
    Polo Ralph Lauren ..........................           2,700         221,535
    Tiffany ....................................           5,400         212,004
    Tim Hortons ................................           7,331         227,261
    Wendy's International ......................           6,400         217,344
                                                                      ----------
                                                                       1,803,494
                                                                      ----------
CONSUMER STAPLES -- 5.8%
    Alberto-Culver* ............................          19,800         452,826
    Dean Foods* ................................          10,000         442,500
    Molson Coors Brewing, Cl B .................           5,700         460,560
                                                                      ----------
                                                                       1,355,886
                                                                      ----------
FINANCIAL SERVICES -- 18.5%
    Alleghany* .................................             600         215,106
    AllianceBernstein Holding LP (A) ...........           5,400         486,486
    Associated Banc ............................          13,500         460,620
    Compass Bancshares .........................           7,600         462,840
    Eaton Vance ................................          13,300         456,190
    Federated Investors ........................          12,700         448,437
    Lazard, Cl A ...............................           8,900         451,764
    Nuveen Investments, Cl A ...................           8,400         415,800
    Willis Group Holdings ......................          10,700         437,202
    Zions Bancorporation .......................           5,300         449,546
                                                                      ----------
                                                                       4,283,991
                                                                      ----------
HEALTH CARE -- 7.8%
    Alpharma ...................................          18,000         495,900
    CYTYC* .....................................          15,100         436,692
    Triad Hospitals* ...........................           5,100         216,750
    Universal Health Services, Cl B ............           7,700         446,061
    Valeant Pharmaceuticals International ......          12,200         215,086
                                                                      ----------
                                                                       1,810,489
                                                                      ----------
INDUSTRIAL --11.9%
    ESCO Technologies* .........................           4,800         229,296
    Gardner Denver* ............................          11,500         443,325
    Jacobs Engineering Group* ..................           2,600         235,430
    McDermott International* ...................           9,450         487,998
    Terex* .....................................           7,900         449,431
    Thomas & Betts* ............................           9,300         445,377
    Washington Group International* ............           8,000         457,040
                                                                      ----------
                                                                       2,747,897
                                                                      ----------

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------     -----------
MATERIALS & PROCESSING -- 5.4%
    Allegheny Technologies .....................           2,400     $   248,376
    Cleveland-Cliffs ...........................           9,200         502,872
    IPSCO ......................................           4,900         495,047
                                                                     -----------
                                                                       1,246,295
                                                                     -----------
OTHER ENERGY -- 7.7%
    Arch Coal ..................................          15,400         457,688
    FMC Technologies* ..........................           3,400         210,562
    Noble Energy ...............................           8,600         459,326
    Plains Exploration & Production* ...........           9,100         438,984
    Unit* ......................................           4,400         213,312
                                                                     -----------
                                                                       1,779,872
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.9%
    Crescent Real Estate Equity ................          11,100         222,666
    Equity Lifestyle Properties ................           4,100         226,443
    Healthcare Realty Trust ....................          11,300         478,894
    Hospitality Properties Trust ...............           9,100         444,080
    Rayonier ...................................           5,300         228,960
                                                                     -----------
                                                                       1,601,043
                                                                     -----------
TECHNOLOGY -- 7.9%
    Altiris* ...................................           6,900         225,837
    Cadence Design Systems* ....................          23,800         449,820
    Harris .....................................           9,300         472,626
    Jack Henry & Associates ....................          10,003         213,464
    Perot Systems, Cl A* .......................          28,000         457,520
                                                                     -----------
                                                                       1,819,267
                                                                     -----------
UTILITIES -- 8.8%
    DPL ........................................          15,500         444,540
    Oneok ......................................           5,000         214,550
    PNM Resources ..............................          14,900         454,152
    Southern Union .............................          16,600         461,646
    Wisconsin Energy ...........................           9,900         460,944
                                                                     -----------
                                                                       2,035,832
                                                                     -----------
    Total Common Stock
        (Cost $20,315,847) .....................                      22,131,427
                                                                     -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 4.2%
--------------------------------------------------------------------------------
SEI Daily Income Trust,
    Treasury Fund, Cl A, 5.210%
      (Cost $959,206) ..........................         959,206         959,206
                                                                     -----------
    Total Investments -- 99.8%
        (Cost $21,275,053) + ...................                     $23,090,633
                                                                     ===========
        PERCENTAGES ARE BASED ON NET ASSETS OF $23,142,918.

   *    NON-INCOME PRODUCING SECURITY
 (A) THIS SECURITY IS CONSIDERED A MASTER LIMITED PARTNERSHIP. AT JANUARY 31, 2007, THIS SECURITY TOTALED $486,486 OR 2.10% OF NET ASSETS.
 (B)    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
  CL    CLASS
  LP    LIMITED PARTNERSHIPS

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
  + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,275,053, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,021,234 AND $(205,654), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL OR SEMI-ANNUAL FINANCIAL STATEMENTS.

WHG-QH-002-0300

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 33.0%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------      ----------
AUTO & TRANSPORTATION -- 8.0%
    Arlington Tankers ..........................          99,000     $ 2,360,160
    Double Hull Tankers ........................         145,300       2,185,312
    Teekay LNG Partners LP* (A) ................          70,100       2,381,297
    Teekay Offshore Partners LP (A) ............          18,800         526,400
                                                                     -----------
                                                                       7,453,169
                                                                     -----------
CONSUMER DISCRETIONARY -- 1.4%
    Idearc .....................................          39,800       1,290,316
                                                                     -----------
CONSUMER STAPLES -- 1.2%
    Reddy Ice Holdings .........................          42,940       1,113,864
                                                                     -----------
ENERGY -- 7.6%
    BreitBurn Energy Partners LP* (A) ..........          45,100       1,142,383
    Enterprise Products Partners LP (A) ........          79,500       2,350,815
    Penn Virginia Resource Partners LP (A) .....          44,900       1,179,074
    Plains All American Pipeline LP (A) ........          22,700       1,222,395
    Universal Compression Partners LP* (A) .....          44,000       1,150,600
                                                                     -----------
                                                                       7,045,267
                                                                     -----------
FINANCIAL SERVICES -- 5.0%
    AllianceBernstein Holding LP (A) ...........          14,300       1,288,287
    Bank of America ............................          42,600       2,239,908
    Citigroup ..................................          20,800       1,146,704
                                                                     -----------
                                                                       4,674,899
                                                                     -----------
HEALTH CARE -- 2.2%
    Pfizer .....................................          76,200       1,999,488
                                                                     -----------
INDUSTRIALS -- 2.6%
    Macquarie Infrastructure Co Trust ..........          66,000       2,420,220
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS -- 3.7%
    Getty Realty ...............................          35,300       1,099,595
    Prologis ...................................          17,900       1,163,500
    Rayonier ...................................          28,000       1,209,600
                                                                     -----------
                                                                       3,472,695
                                                                     -----------
UTILITIES -- 1.3%
    FPL Group ..................................          20,900       1,183,985
                                                                     -----------
    Total Common Stock
        (Cost $27,101,164) .....................                      30,653,903
                                                                     -----------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 19.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.2%
    CBS, 7.250% ................................          80,800       2,037,776
                                                                     -----------
FINANCIAL SERVICES -- 15.3%
    Bank One Capital VI, 7.200% ................          90,300       2,271,948
    Barclays Bank, 6.250% ......................          86,200       2,286,886
    Fannie Mae, 0.000% .........................          22,400       1,195,600
    General Electric Capital, 5.875% ...........          93,900       2,330,598
    Lehman Brothers Holdings, 0.000% ...........          65,400       1,706,940
    Metlife, 0.000% ............................          87,900       2,340,777

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                       AMOUNT           VALUE
                                                     -----------     -----------
FINANCIAL SERVICES -- CONTINUED
    Wells Fargo Capital IV, 7.000% .............          81,400     $ 2,064,304
                                                                     -----------
                                                                      14,197,053
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%
    Public Storage, 6.625% .....................          91,000       2,252,250
                                                                     -----------
    Total Preferred Stock
        (Cost $18,401,169) .....................                      18,487,079
                                                                     -----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.0%
--------------------------------------------------------------------------------
    FHLB
        5.125%, 06/18/08 .......................      $2,750,000       2,747,528
        4.625%, 01/18/08 .......................       2,000,000       1,987,724
    FHLMC
        5.125%, 04/18/08 .......................       2,750,000       2,746,186
        3.500%, 09/15/07 .......................       2,000,000       1,978,882
    FHLMC DN (B)
        0.000%, 04/20/07 .......................       1,800,000       1,780,070
    FNMA
        0.000% 05/11/07 ........................       1,700,000       1,676,158
        4.250%, 07/15/07 .......................       2,250,000       2,239,679
        3.250%, 11/15/07 .......................       2,500,000       2,460,967
                                                                     -----------
    Total U.S. Government Agency Obligations
        (Cost $17,637,211) .....................                      17,617,194
                                                                     -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 17.9%
--------------------------------------------------------------------------------
    U.S. Treasury Notes
       4.875%, 04/30/08 ........................       2,000,000       1,996,328
       4.875%, 05/31/08 ........................       1,700,000       1,696,945
       4.250%, 10/31/07 ........................       2,700,000       2,683,441
       3.750%, 03/31/07 ........................       2,750,000       2,743,768
       3.625%, 06/30/07 ........................       2,600,000       2,584,257
       3.375%, 02/28/07 ........................       2,250,000       2,247,012
       3.375%, 02/15/08 ........................       2,750,000       2,703,701
                                                                     -----------
    Total U.S. Treasury Obligations
        (Cost $16,666,421) .....................                      16,655,452
                                                                     -----------
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 4.3%
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.0%
    Alleghany, 5.750% ..........................           3,550       1,173,275
    Lehman Brothers Holdings, 6.250% ...........          60,100       1,644,937
                                                                     -----------
                                                                       2,818,212
                                                                     -----------
UTILITIES -- 1.3%
    Entergy, 7.625% ............................          19,600       1,148,952
                                                                     -----------
    Total Convertible Preferred Stock
        (Cost $3,589,046) ......................                       3,967,164
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) -- 3.0%
--------------------------------------------------------------------------------
                                                       SHARES/
                                                     FACE AMOUNT        VALUE
                                                     -----------     -----------
    American Express MTN
       5.480%, 06/16/11 ........................      $1,000,000     $ 1,001,115
    Anadarko Petroleum
       5.760%, 09/51/09 ........................       1,750,000       1,754,399
                                                                     -----------
    Total Corporate Obligations
       (Cost $2,752,981) .......................                       2,755,514
                                                                     -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (D)-- 2.6%
--------------------------------------------------------------------------------
Fidelity Money Management Fund,
    Institutional Class, 5.360% ................       1,668,561       1,668,561
SEI Daily Income Trust,
    Government Money Market Fund, Cl A 5.250% ..         715,098         715,098
                                                                     -----------
    Total Short-Term Investments
        (Cost $2,383,659) ......................                       2,383,659
                                                                     -----------
    Total Investments -- 99.7%
        (Cost $88,531,651) + ...................                     $92,519,965
                                                                     ===========
        PERCENTAGES ARE BASED ON NET ASSETS OF $92,795,271.

    *   NON-INCOME PRODUCING SECURITY
  (A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIPS. AT JANUARY 31, 2007, THESE SECURITIES AMOUNTED TO $11,241,251 OR 12.1% OF NET ASSETS.
  (B)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
  (C) FLOATING RATE SECURITY. RATE DISCLOSED IS THE RATE IN EFFECT AS OF JANUARY 31, 2007.
  (D)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
   CL   CLASS
   DN   DISCOUNT NOTE
 FHLB   FEDERAL HOME LOAN BANK
FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA   FEDERAL NATIONAL MORTGAGE ASSOCIATION
   LP   LIMITED PARTNERSHIPS
  MTN   MEDIUM TERM NOTE

    + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $88,531,651, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,224,829 AND $(236,515), RESPECTIVELY.

        FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL OR SEMI-ANNUAL FINANCIAL STATEMENTS.

WHG-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.8%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------     -----------
CONSUMER DISCRETIONARY -- 8.2%
    Federated Department Stores ................           6,800     $   282,132
    Home Depot .................................           3,300         134,442
    Sears Holdings* ............................           1,200         211,980
    Starwood Hotels & Resorts Worldwide ........           4,500         281,610
                                                                     -----------
                                                                         910,164
                                                                     -----------
CONSUMER STAPLES -- 7.2%
    Altria Group ...............................           1,500         131,085
    Colgate-Palmolive ..........................           3,900         266,370
    CVS ........................................           8,200         275,930
    General Mills ..............................           2,300         131,652
                                                                     -----------
                                                                         805,037
                                                                     -----------
ENERGY -- 13.8%
    Apache .....................................           3,800         277,286
    ConocoPhillips .............................           4,200         278,922
    Exxon Mobil ................................           3,700         274,170
    Marathon Oil ...............................           3,100         280,054
    Murphy Oil .................................           5,800         288,318
    Occidental Petroleum .......................           3,000         139,080
                                                                     -----------
                                                                       1,537,830
                                                                     -----------
FINANCIAL SERVICES -- 24.5%
    Allstate ...................................           4,500         270,720
    American Express ...........................           4,300         250,346
    Bank of America ............................           5,300         278,674
    Bear Stearns ...............................             800         131,880
    Blackrock ..................................             800         134,208
    Citigroup ..................................           5,100         281,163
    Franklin Resources .........................           2,300         273,953
    Hartford Financial Services Group ..........           2,800         265,748
    JP Morgan Chase ............................           5,400         275,022
    Lazard, Cl A ...............................           1,400          71,064
    Lehman Brothers Holdings ...................           1,600         131,584
    Mastercard, Cl A ...........................             900         100,395
    Mellon Financial ...........................           3,200         136,768
    Morgan Stanley .............................           1,600         132,464
                                                                     -----------
                                                                       2,733,989
                                                                     -----------
HEALTH CARE -- 2.5%
    Pfizer .....................................          10,500         275,520
                                                                     -----------
INDUSTRIAL -- 12.2%
    Burlington Northern Santa Fe ...............           1,800         144,648
    FedEx ......................................           1,000         110,400
    General Electric ...........................           7,600         273,980
    ITT ........................................           2,300         137,195
    Lockheed Martin ............................           1,400         136,066
    McDermott International* ...................           2,800         144,592
    Textron ....................................           1,400         130,438

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------     -----------
INDUSTRIAL -- CONTINUED
    United Technologies ........................           4,100     $   278,882
                                                                     -----------
                                                                       1,356,201
                                                                     -----------
MATERIALS & PROCESSING -- 1.2%
    IPSCO ......................................           1,300         131,339
                                                                     -----------
TECHNOLOGY --14.8%
    Accenture ..................................           3,700         139,675
    Automatic Data Processing ..................           5,800         276,776
    First Data .................................           5,600         139,216
    Harris .....................................           2,500         127,050
    International Business Machines ............           2,900         287,535
    Microsoft ..................................           9,000         277,740
    Motorola ...................................           7,200         142,920
    Oracle* ....................................          14,800         253,968
                                                                     -----------
                                                                       1,644,880
                                                                     -----------
TELEPHONES & TELECOMMUNICATIONS -- 6.2%
    Alltel .....................................           4,500         275,805
    AT&T .......................................           3,800         142,994
    Verizon Communications .....................           7,200         277,344
                                                                     -----------
                                                                         696,143
                                                                     -----------
UTILITIES -- 6.2%
    Dominion Resources .........................           1,700         141,032
    Exelon .....................................           4,600         275,954
    PG&E .......................................           5,900         275,412
                                                                     -----------
                                                                         692,398
                                                                     -----------
    Total Common Stock
         (Cost $9,889,653) .....................                      10,783,501
                                                                     -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 5.2%
--------------------------------------------------------------------------------
Fidelity Money Management Fund,
    Institutional Class, 5.360% ................         399,211         399,211
SEI Daily Income Trust,
    Treasury Fund, Cl A, 5.210% ................         176,996         176,996
                                                                     -----------
    Total Short-Term Investments
         (Cost $576,207) .......................                         576,207
                                                                     -----------
    Total Investments -- 102.0%
         (Cost $10,465,860) + ..................                     $11,359,708
                                                                     ===========
         PERCENTAGES ARE BASED ON NET ASSETS OF $11,141,378.

      *  NON-INCOME PRODUCING SECURITY
    (A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
     CL  CLASS

      + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,465,860, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $950,960 AND $(57,112), RESPECTIVELY.

         FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL OR SEMI-ANNUAL FINANCIAL STATEMENTS.

WHG-QH-003-0200

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 59.5%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------      ----------
CONSUMER DISCRETIONARY -- 4.9%
    Federated Department Stores ................           2,200      $   91,278
    Home Depot .................................           1,100          44,814
    Sears Holdings* ............................             400          70,660
    Starwood Hotels & Resorts Worldwide ........           1,500          93,870
                                                                      ----------
                                                                         300,622
                                                                      ----------
CONSUMER STAPLES -- 4.3%
    Altria Group ...............................             500          43,695
    Colgate-Palmolive ..........................           1,300          88,790
    CVS ........................................           2,700          90,855
    General Mills ..............................             700          40,068
                                                                      ----------
                                                                         263,408
                                                                      ----------
ENERGY -- 8.5%
    Apache .....................................           1,400         102,158
    ConocoPhillips .............................           1,400          92,974
    Exxon Mobil ................................           1,300          96,330
    Marathon Oil ...............................           1,000          90,340
    Murphy Oil .................................           1,900          94,449
    Occidental Petroleum .......................           1,000          46,360
                                                                      ----------
                                                                         522,611
                                                                      ----------
FINANCIAL SERVICES -- 15.4%
    Allstate ...................................           1,500          90,240
    American Express ...........................           1,500          87,330
    Bank of America ............................           1,800          94,644
    Bear Stearns ...............................             300          49,455
    Blackrock ..................................             300          50,328
    Citigroup ..................................           1,700          93,721
    Franklin Resources .........................             800          95,288
    Hartford Financial Services Group ..........           1,000          94,910
    JP Morgan Chase ............................           1,800          91,674
    Lazard, Cl A ...............................             500          25,380
    Lehman Brothers Holdings ...................             600          49,344
    Mastercard, Cl A ...........................             200          22,310
    Mellon Financial ...........................           1,100          47,014
    Morgan Stanley .............................             600          49,674
                                                                      ----------
                                                                         941,312
                                                                      ----------
HEALTH CARE -- 1.5%
    Pfizer .....................................           3,500          91,840
                                                                      ----------
INDUSTRIAL -- 7.6%
    Burlington Northern Santa Fe ...............             600          48,216
    FedEx ......................................             400          44,160
    General Electric ...........................           2,500          90,125
    ITT ........................................             800          47,720
    Lockheed Martin ............................             500          48,595
    McDermott International* ...................             900          46,476
    Textron ....................................             500          46,585

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                       AMOUNT            VALUE
                                                     -----------      ----------
INDUSTRIAL -- CONTINUED
    United Technologies ........................           1,400      $   95,228
                                                                      ----------
                                                                         467,105
                                                                      ----------
MATERIALS -- 0.8%
    IPSCO ......................................             500          50,515
                                                                      ----------
TECHNOLOGY -- 8.9%
    Accenture ..................................           1,200          45,300
    Automatic Data Processing ..................           1,900          90,668
    First Data .................................           1,900          47,234
    Harris .....................................             900          45,738
    International Business Machines ............             900          89,235
    Microsoft ..................................           3,000          92,580
    Motorola ...................................           2,400          47,640
    Oracle* ....................................           5,000          85,800
                                                                      ----------
                                                                         544,195
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.8%
    Alltel .....................................           1,500          91,935
    AT&T .......................................           1,300          48,919
    Verizon Communications .....................           2,400          92,448
                                                                      ----------
                                                                         233,302
                                                                      ----------
UTILITIES -- 3.8%
    Dominion Resources .........................             600          49,776
    Exelon .....................................           1,500          89,985
    PG&E .......................................           2,000          93,360
                                                                      ----------
                                                                         233,121
                                                                      ----------
    Total Common Stock
        (Cost $3,428,594) ......................                       3,648,031
                                                                      ----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.8%
--------------------------------------------------------------------------------
    FHLB
        5.375%, 05/18/16                                 $60,000          61,050
        5.125%, 06/18/08                                  70,000          69,937
        4.625%, 01/08/08                                  60,000          59,632
        4.625%, 11/21/08                                  65,000          64,444
        4.250%, 07/15/09                                  75,000          73,540
        3.875%, 01/15/10                                  60,000          58,197
    FHLMC
        5.000%, 07/15/14                                  60,000          59,704
        4.750%, 12/08/10                                  80,000          78,969
        3.625%, 09/15/08                                  60,000          58,575
        3.500%, 09/15/07                                  75,000          74,208
    FHLMC DN (A)
        5.950%, 04/20/07                                  60,000          59,336

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                       AMOUNT           VALUE
                                                     -----------      ----------
    FNMA
         5.375%, 11/15/11                                $60,000      $   60,744
         5.180%, 05/11/07                                 75,000          73,948
         5.000%, 04/15/15                                 60,000          59,589
         4.625%, 01/15/08                                 60,000          59,634
         4.375%, 03/15/13                                 60,000          57,703
         4.250%, 05/15/09                                 60,000          58,922
                                                                      ----------
    Total U.S. Government Agency Obligations
         (Cost $1,090,969) .....................                       1,088,132
                                                                      ----------
U.S. TREASURY OBLIGATIONS -- 17.2%
    U.S. Treasury Bills (A)
         4.932%, 04/26/07                                 75,000          74,129
         4.912%, 03/15/07                                 65,000          64,625
    U.S. Treasury Notes
         5.125%, 05/15/16                                 55,000          56,179
         4.875%, 04/30/08                                 65,000          64,881
         4.875%, 02/15/12                                 80,000          80,294
         4.750%, 05/15/14                                 60,000          59,728
         4.250%, 10/31/07                                 75,000          74,540
         4.250%, 08/15/15                                 60,000          57,602
         4.000%, 02/15/15                                 60,000          56,726
         3.750%, 03/31/07                                 80,000          79,819
         3.625%, 04/30/07                                 65,000          64,766
         3.375%, 02/28/07                                 80,000          79,894
         3.375%, 02/15/08                                 85,000          83,569
         3.375%, 12/15/08                                 80,000          77,812
         3.125%, 05/15/07                                 80,000          79,553
                                                                      ----------
    Total U.S. Treasury Obligations
         (Cost $1,057,375) .....................                       1,054,117
                                                                      ----------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 3.4%
--------------------------------------------------------------------------------
ENERGY -- 2.4%
    ChevronTexaco
         3.375%, 02/15/08 ......................          75,000          73,528
    General Electric
         5.000%, 02/01/13 ......................          75,000          73,782
                                                                      ----------
                                                                         147,310
                                                                      ----------
FINANCIAL SERVICES -- 1.0%
    Citigroup
         6.500% 01/18/2011 .....................          60,000          62,490
                                                                      ----------
    Total Corporate Obligations
          (Cost $210,530) ......................                         209,800
                                                                      ----------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (B) -- 4.4%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ----------      ----------
Fidelity Money Management Fund,
    Institutional Class , 5.360% ...............         188,521      $  188,521
SEI Daily Income Trust,
    Treasury Fund, Cl A, 5.210% ................          80,562          80,562
                                                                      ----------
    Total Short-Term Investments
         (Cost $269,083) .......................                         269,083
                                                                      ----------
    Total Investments -- 102.3%
         (Cost $6,056,551) + ...................                      $6,269,163
                                                                      ==========
       PERCENTAGES ARE BASED ON NET ASSETS OF $6,129,163.

    *  NON-INCOME PRODUCING SECURITY
  (A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
  (B)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
   CL  CLASS
   DN  DISCOUNT NOTE
 FHLB  FEDERAL HOME LOAN BANK
FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION

    + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,056,551, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $247,876 AND $(35,264), RESPECTIVELY.

       FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL OR SEMI-ANNUAL FINANCIAL STATEMENTS.

WHG-QH-004-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.